Property and Equipment, Net	12 Months Ended
May 31, 2026
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net, consisted of the following:

	As of May 31,
	2025	2026
	US$	US$
Buildings	394,290	416,852
Transportation equipment	6,314	6,753
Furniture and education equipment	193,822	237,972
Computer equipment and software	215,109	260,563
Leasehold improvements	490,484	620,212
Construction in progress	26,852	68,084

	1,326,871	1,610,436
Less: accumulated depreciation	(573,958)	(704,637)
Exchange differences	14,433	(25,731)

	767,346	880,068

Depreciation expenses for the years ended May 31, 2024, 2025 and 2026 were US$100,646, US$139,807 and US$171,743, respectively.